UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    KOKUSAI Asset Management Co., Ltd.
Address: 3-1-1, Marunouchi Chiyoda-ku
         Tokyo, Japan 100-0005

13F File Number: 28-13569

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Keiichiro Goda
Title:   Senior Manager
Phone:   +81-3-5221-6268

Signature, Place and Date of Signing:

/s/Keiichiro Goda,   Tokyo,  August 9 2010

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2

Form 13F Information Table Entry Total:         30

Form 13F Information Table Value Total: $195,574(thousands)


List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed , other than the manager filing this report.


No.       13F File Number          Name
01        28-13582                 Mitsubishi UFJ Financial Group, Inc.
02        28-13570                 Mitsubishi UFJ Securities Holdings Co., Ltd.


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


                           FORM 13F INFORMATION TABLE
                                                             VALUE   	SHARES/ SH/  PUT/      INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP        (x$1000) 	PRN AMT PRN  CALL      DSCRETN   MANSGERS    SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ACCENTURE PLC IRELAND   	SHS CLASS A   	G1151C101	7019 	181600	SH	 	DEFINED	01 02	181600	0	0
AFLAC INC               	COM           	001055102	4630 	108500	SH	 	DEFINED	01 02	108500	0	0
ALTRIA GROUP INC        	COM           	02209S103	13689	683100	SH	 	DEFINED	01 02	683100	0	0
AMERICAN ELEC PWR INC   	COM           	025537101	6317 	195564	SH	 	DEFINED	01 02	195564	0	0
AT&T INC COM            	COM           	00206R102	8889 	367477	SH	 	DEFINED	01 02	367477	0	0
CENOVUS ENERGY INC      	COM           	15135U109	7538 	275100	SH	 	DEFINED	01 02	275100	0	0
COMCAST CORP            	NEW CL A      	20030N101	6243 	359400	SH	 	DEFINED	01 02	359400	0	0
EXELON CORP             	COM           	30161N101	6003 	158100	SH	 	DEFINED	01 02	158100	0	0
FIRSTENERGY CORP        	COM           	337932107	4083 	115900	SH	 	DEFINED	01 02	115900	0	0
FORTUNE BRANDS INC      	COM           	349631101	3930 	100300	SH	 	DEFINED	01 02	100300	0	0
GENERAL DYNAMICS CORP   	COM           	369550108	4029 	68800 	SH	 	DEFINED	01 02	68800 	0	0
GOLDMAN SACHS GROUP INC 	COM           	38141G104	5238 	39900 	SH	 	DEFINED	01 02	39900 	0	0
HDFC BANK LTD           	ADR REPS 3 SHS	40415F101	986  	6900  	SH	 	DEFINED	01 02	6900  	0	0
INFOSYS TECHNOLOGIES LTD	SPONSORED ADR 	456788108	2768 	46200 	SH	 	DEFINED	01 02	46200 	0	0
INTEL CORP              	COM           	458140100	10516	540690	SH	 	DEFINED	01 02	540690	0	0
JPMORGAN CHASE & CO     	COM           	46625H100	8434 	230368	SH	 	DEFINED	01 02	230368	0	0
KRAFT FOODS INC         	CL A          	50075N104	7787 	278100	SH	 	DEFINED	01 02	278100	0	0
LOWES COS INC           	COM           	548661107	5954 	291600	SH	 	DEFINED	01 02	291600	0	0
MARATHON OIL CORP       	COM           	565849106	4645 	149400	SH	 	DEFINED	01 02	149400	0	0
MERCK & CO INC          	COM           	58933Y105	9186 	262692	SH	 	DEFINED	01 02	262692	0	0
MICROSOFT CORP          	COM           	594918104	9734 	423047	SH	 	DEFINED	01 02	423047	0	0
PEPCO HOLDINGS INC      	COM           	713291102	5542 	353430	SH	 	DEFINED	01 02	353430	0	0
PFIZER INC              	COM           	717081103	9312 	653000	SH	 	DEFINED	01 02	653000	0	0
PHILIP MORRIS INTL INC  	COM           	718172109	5950 	129800	SH	 	DEFINED	01 02	129800	0	0
PITNEY BOWES INC        	COM           	724479100	8490 	386600	SH	 	DEFINED	01 02	386600	0	0
REPUBLIC SVCS INC       	COM           	760759100	7861 	264400	SH	 	DEFINED	01 02	264400	0	0
SUNCOR ENERGY INC       	COM           	867224107	2914 	93000 	SH	 	DEFINED	01 02	93000 	0	0
SYSCO CORP              	COM           	871829107	6660 	233118	SH	 	DEFINED	01 02	233118	0	0
TORONTO DOMINION BK ONT 	COM           	891160509	5643 	81800 	SH	 	DEFINED	01 02	81800 	0	0
TRANSCANADA CORP        	COM           	89353D107	5584 	156800	SH	 	DEFINED	01 02	156800	0	0